SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents	$ 0	$ 0
Research and development costs	176,431	197,745
Valuation allowance increase decrease	524,014	548,000
Impairment losses on equipment	0	0
Revenue
Cash excess of FDIC insurance limits	3,285,197	2,092,420
Deposits	$ 98,480